Risk Management - Disclosure of loans and advances at amortised cost by product (Details) £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Financial assets	£ 1,168,147		£ 1,187,698
Provisions	817		858
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	473		532
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,514)		(4,352)
Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	185,247		182,507
Other financial assets subject to impairment | Gross exposure
Disclosure of financial assets [line items]
Financial assets	157,700		155,100
Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(145)		(152)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	157,300		153,800
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(14)		(7)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	243		1,142
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1)		(8)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets | $		$ 136		$ 141
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(130)		(137)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	£ 185,247		£ 182,507
Coverage ratio	2.10%	2.10%	2.10%	2.10%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 189,288		£ 186,327
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,041		3,820
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 167,966		£ 163,115
Coverage ratio	0.40%	0.40%	0.40%	0.40%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 168,583		£ 163,808
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	617		693
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 15,430		£ 17,460
Coverage ratio	8.80%	8.80%	7.90%	7.90%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 16,924		£ 18,949
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,494		1,489
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 1,851		£ 1,932
Coverage ratio	51.00%	51.00%	45.90%	45.90%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,781		£ 3,570
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,930		1,638
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 146,201		£ 155,204
Coverage ratio	2.70%	2.70%	2.40%	2.40%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 150,218		£ 158,983
Financial assets at amortised cost | Loans and advances at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	4,017		3,779
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 132,652		£ 139,478
Coverage ratio	0.50%	0.50%	0.50%	0.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 133,262		£ 140,163
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	610		685
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 11,698		£ 13,794
Coverage ratio	11.20%	11.20%	9.50%	9.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 13,175		£ 15,250
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,477		1,456
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 1,851		£ 1,932
Coverage ratio	51.00%	51.00%	45.90%	45.90%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,781		£ 3,570
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,930		1,638
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 8,002		£ 11,405
Coverage ratio	4.30%	4.30%	3.30%	3.30%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 8,362		£ 11,798
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	360		393
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 7,246		£ 10,446
Coverage ratio	0.20%	0.20%	0.10%	0.10%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,257		£ 10,458
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	11		12
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 361		£ 337
Coverage ratio	7.20%	7.20%	6.90%	6.90%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 389		£ 362
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	28		25
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 395		£ 622
Coverage ratio	44.80%	44.80%	36.40%	36.40%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 716		£ 978
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	321		356
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 24,511		£ 25,402
Coverage ratio	10.20%	10.20%	8.20%	8.20%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 27,287		£ 27,678
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,776		2,276
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 21,903		£ 22,338
Coverage ratio	1.80%	1.80%	1.50%	1.50%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 22,315		£ 22,669
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	412		331
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 2,312		£ 2,753
Coverage ratio	33.00%	33.00%	29.00%	29.00%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,450		£ 3,880
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,138		1,127
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 296		£ 311
Coverage ratio	80.60%	80.60%	72.50%	72.50%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,522		£ 1,129
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,226		818
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 3,366		£ 7,724
Coverage ratio	1.30%	1.30%	3.00%	3.00%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,411		£ 7,962
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	45		238
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 2,726		£ 6,877
Coverage ratio	0.30%	0.30%	0.50%	0.50%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,734		£ 6,915
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	8		38
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 367		£ 495
Coverage ratio	0.50%	0.50%	5.50%	5.50%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 369		£ 524
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2		29
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 273		£ 352
Coverage ratio	11.40%	11.40%	32.70%	32.70%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 308		£ 523
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	35		171
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 110,322		£ 110,673
Coverage ratio	0.80%	0.80%	0.80%	0.80%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 111,158		£ 111,545
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	836		872
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 100,777		£ 99,817
Coverage ratio	0.20%	0.20%	0.30%	0.30%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 100,956		£ 100,121
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	179		304
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 8,658		£ 10,209
Coverage ratio	3.40%	3.40%	2.60%	2.60%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 8,967		£ 10,484
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	309		275
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 887		£ 647
Coverage ratio	28.20%	28.20%	31.20%	31.20%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,235		£ 940
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	348		293
Financial assets at amortised cost | Debt securities at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 39,046		£ 27,303
Coverage ratio	0.10%	0.10%	0.10%	0.10%
Financial assets at amortised cost | Debt securities at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 39,070		£ 27,344
Financial assets at amortised cost | Debt securities at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	24		41
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 35,314		£ 23,637
Coverage ratio	0.00%	0.00%	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 35,321		£ 23,645
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	7		8
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,732		£ 3,666
Coverage ratio	0.50%	0.50%	0.90%	0.90%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,749		£ 3,699
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	17		33
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Coverage ratio	0.00%	0.00%	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0		0
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 14,619		£ 16,655
Coverage ratio	7.20%	7.20%	6.80%	6.80%
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 15,761		£ 17,872
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,142		1,217
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 10,887		£ 12,989
Coverage ratio	9.40%	9.40%	8.40%	8.40%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 12,012		£ 14,173
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,125		1,184
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 319		£ 288
Coverage ratio	6.70%	6.70%	7.10%	7.10%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 342		£ 310
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	23		22
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 2,013		£ 2,365
Coverage ratio	28.60%	28.60%	27.30%	27.30%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 2,818		£ 3,252
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	805		887
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 208		£ 363
Coverage ratio	1.00%	1.00%	5.50%	5.50%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 210		£ 384
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2		21
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 8,347		£ 9,973
Coverage ratio	3.40%	3.40%	2.50%	2.50%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 8,642		£ 10,227
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	295		254
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,732		£ 3,666
Coverage ratio	0.50%	0.50%	0.90%	0.90%
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 3,749		£ 3,699
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	17		33
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 435		£ 348
Coverage ratio	26.30%	26.30%	22.10%	22.10%
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 590		£ 447
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	155		99
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 435		£ 348
Coverage ratio	26.30%	26.30%	22.10%	22.10%
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 590		£ 447
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	155		99
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 11		£ 9
Coverage ratio	21.40%	21.40%	18.20%	18.20%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 14		£ 11
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3		2
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 194		£ 155
Coverage ratio	42.80%	42.80%	34.60%	34.60%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 339		£ 237
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	145		82
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 71		£ 42
Coverage ratio	0.00%	0.00%	6.70%	6.70%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 71		£ 45
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0		3
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 159		£ 142
Coverage ratio	4.20%	4.20%	7.80%	7.80%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 166		£ 154
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	7		12
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Coverage ratio	0.00%	0.00%	0.00%	0.00%
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0		0
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 376		£ 457
Coverage ratio	34.40%	34.40%	27.50%	27.50%
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 573		£ 630
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	197		173
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 376		£ 457
Coverage ratio	34.40%	34.40%	27.50%	27.50%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 573		£ 630
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	197		173
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 31		£ 40
Coverage ratio	6.10%	6.10%	2.40%	2.40%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 33		£ 41
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2		1
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 105		£ 233
Coverage ratio	64.20%	64.20%	40.40%	40.40%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 293		£ 391
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	188		158
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 88		£ 90
Coverage ratio	0.00%	0.00%	5.30%	5.30%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 88		£ 95
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0		5
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 152		£ 94
Coverage ratio	4.40%	4.40%	8.70%	8.70%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 159		£ 103
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	7		9
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Coverage ratio	0.00%	0.00%	0.00%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0